SEGMENT AND GEOGRAPHIC INFORMATION	3 Months Ended	9 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Streamex Exchange Corporation [Member]
Restructuring Cost and Reserve [Line Items]
SEGMENT AND GEOGRAPHIC INFORMATION

9. SEGMENT AND GEOGRAPHIC INFORMATION

The Company operates in a single reportable operating segment, being software development. The Company’s Chief Executive Officer (“CEO”) acts as the Chief Operating Decision Maker (“CODM”) and the CODM uses net income/loss as the measure of segment profit and loss to assess performance and allocate resources. The measure of segment assets is reported on the balance sheet as total assets, with a majority of these assets located in Canada.

During the three month period ended March 31, 2025, the Company generated 100% of total revenue from one customer located in the US.

10. SEGMENT AND GEOGRAPHIC INFORMATION

The Company operates in a single reportable operating segment, being software development. This segment does not presently report any revenues from operations. The Company’s Chief Executive Officer (“CEO”) acts as the Chief Operating Decision Maker (“CODM”) and the CODM uses net income/loss as the measure of segment profit and loss to assess performance and allocate resources. The measure of segment assets is reported on the balance sheet as total assets, with a majority of these assets located in Canada.

The Company reported no revenues during the period ended December 31, 2024.